CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Net (loss) income	$ (1,447)	$ (339)	$ (1,452)	$ 152
Other comprehensive (loss) income that will not be reclassified to net (loss) income:
Revaluations of property, plant and equipment	(293)	(96)	(291)	(121)
Actuarial gain on defined benefit plans	3	2	3	2
Deferred income tax expense on above items	(5)	0	(5)	0
Equity-accounted investments	27	0	27	0
Total items that will not be reclassified to net (loss) income	(268)	(94)	(266)	(119)
Other comprehensive income (loss) that may be reclassified to net income (loss):
Foreign currency translation	406	(596)	960	(767)
Gains (losses) arising during the period on financial instruments designated as cash-flow hedges	7	(7)	11	(64)
Unrealized (loss) gain on foreign exchange swaps – net investment hedge	(127)	88	(291)	82
Reclassification adjustments for amounts recognized in net loss	(19)	(38)	(19)	(65)
Deferred income tax recoveries on above items	11	7	15	11
Equity-accounted investments	0	(5)	0	(6)
Total items that may be reclassified subsequently to net income (loss)	278	(551)	676	(809)
Other comprehensive income (loss)	10	(645)	410	(928)
Comprehensive loss	(1,437)	(984)	(1,042)	(776)
Comprehensive (loss) income attributable to:
The partnership	(1,317)	(555)	(1,212)	(170)
Comprehensive loss	(1,437)	(984)	(1,042)	(776)
Non-controlling interests
Other comprehensive income (loss) that may be reclassified to net income (loss):
Comprehensive loss	(1,437)	(984)	(1,042)	(776)
Comprehensive (loss) income attributable to:
Comprehensive loss	(1,437)	(984)	(1,042)	(776)
Participating non-controlling interests – in operating subsidiaries
Net (loss) income	(37)	1	(47)	2
Other comprehensive income (loss) that may be reclassified to net income (loss):
Other comprehensive income (loss)	(89)	(421)	201	(587)
Comprehensive (loss) income attributable to:
Non-controlling interests	(126)	(420)	154	(585)
Participating non-controlling interests – in a holding subsidiary held by the partnership
Net (loss) income		2		1
Other comprehensive income (loss) that may be reclassified to net income (loss):
Other comprehensive income (loss)	6	(11)	16	(22)
Comprehensive (loss) income attributable to:
Non-controlling interests	$ 6	$ (9)	$ 16	$ (21)